Segment and Geographic Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment and Geographic Information

Note 12—Segment and Geographic Information

Management has determined that the Company operates as one operating segment. The Company’s chief operating decision maker reviews financial information on an aggregated and consolidated basis, together with certain operating and performance measures principally to make decisions about how to allocate resources and to measure the Company’s performance.

Gross Billings, based on the billing address of the clients or client affiliates, were as follows (in thousands):

	Year Ended December 31,
	2014	2015	2016
US	$172,877	$477,585	$868,877
International	28,927	52,390	121,684

Total	$201,804	$529,975	$990,561

No single international country accounted for more than 10% of Gross Billings for the years ended December 31, 2014, 2015 and 2016, respectively.

The Company’s property and equipment, net located outside the United States was $0.1 million and $2.5 million as of December 31, 2015 and 2016, respectively.